Finance and Operating Lease(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee Abstract [Abstract]
Disclosure of finance lease and operating lease by lessee [Text Block]

The future minimum lease payments arising as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Net carrying amount of finance lease assets	￦	29,817	￦	34,003

Minimum lease payment
Within 1 year		2,555		6,827
1-5 years		2,150		3,553

Total		4,705		10,380

Present value of minimum lease payment
Within 1 year		2,510		6,705
1-5 years		2,059		3,456

Total		4,569		10,161

The future minimum lease payments arising from the non-cancellable lease contracts as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Minimum lease payment
Within 1 year	￦	168,707	￦	179,384
1-5 years		196,050		299,900
Over 5 years		34,128		111,906

Total	￦	398,885	￦	591,190

Minimum sublease payment	￦	(3,101)	￦	(6,561)

Disclosure of finance lease and operating lease by lessor [Text Block]

Total lease investment and the present value of minimum lease payments as of December 31, 2017 and 2018, are as follows:

	2017				2018
	Total lease investment		Present value of minimum lease payment		Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Within 1 year	￦	654,412	￦	557,188	￦	710,532	￦	618,169
1-5 years		1,330,610		1,215,476		1,225,265		1,121,063

Total	￦	1,985,022	￦	1,772,664	￦	1,935,797	￦	1,739,232

Unearned interest income of finance lease as of December 31, 2017 and 2018, is as follows:

	2017		2018
	(In millions of Korean won)
Total lease investment	￦	1,985,022	￦	1,935,797
Net lease investment
Present value of minimum lease payment		1,772,664		1,739,232

Unearned interest income	￦	212,358	￦	196,565

The future minimum lease receipts arising from the non-cancellable lease contracts as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Minimum lease receipts
Within 1 year	￦	163,203	￦	304,204
1-5 years		375,344		985,097
Over 5 years		282,470		280,084

Total	￦	821,017	￦	1,569,385

Schedule Of Lease And Sublease Payments Recognised As Expense Table Text Block [Text Block]

The lease payment reflected in profit or loss for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Lease payment reflected in profit or loss
Minimum lease payment	￦	197,444	￦	208,413	￦	221,305
Sublease payment		(1,026)		(2,441)		(1,804)

Total	￦	196,418	￦	205,972	￦	219,501